UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10021
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-6968

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
           Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ John Griffin         New York, NY                    08/14/2007
       -------------------   ------------------------------  -------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        54
                                               -------------

Form 13F Information Table Value Total:       $3,629,363
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.           Form 13F File Number        Name

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
                                                   FORM 13F INFORMATION TABLE

                                                           VALUE    SHRS OR  SH/ PUT/  INVESTMENT  OTHER         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
----------------------------  ---------------  ---------  --------  -----------------  ----------  --------  -----------------------
ABITIBI-CONSOLIDATED INC      COM              003924107   42904    14675000 SH        SOLE                  14675000     0       0
AMERICAN EXPRESS CO           COM              025816109  155275     2538000 SH        SOLE                   2538000     0       0
AMERICAN EXPRESS CO           CALL             025816909   60813      994000 SH  CALL  SOLE                    994000     0       0
AMERICA MOVIL SAB DE CV       SPON ADR L SHS   02364W105  178668     2885000 SH        SOLE                   2885000     0       0
BAIDU COM INC                 SPON ADR REP A   056752108  131814      784700 SH        SOLE                    784700     0       0
BERKSHIRE HATHAWAY INC DEL    CL A             084670108   64043         585 SH        SOLE                       585     0       0
BOWATER INC                   COM              102183100   33433     1340000 SH        SOLE                   1340000     0       0
BROADRIDGE FINL SOLUTIONS IN  COM              11133T103   76729     4013000 SH        SOLE                   4013000     0       0
COACH INC                     COM              189754104   65644     1385196 SH        SOLE                   1385196     0       0
COMPTON PETE CORP             COM              204940100   35130     3532100 SH        SOLE                   3532100     0       0
CORUS BANKSHARES INC          COM              220873103    2877      166700 SH        SOLE                    166700     0       0
COVANTA HLDG CORP             COM              22282E102  181555     7365300 SH        SOLE                   7365300     0       0
CROCS INC                     COM              227046109   92244     2145200 SH        SOLE                   2145200     0       0
CVS CAREMARK CORPORATION      COM              126650100   71807     1970000 SH        SOLE                   1970000     0       0
DADE BEHRING HLDGS INC        COM              23342J206  127488     2400000 SH        SOLE                   2400000     0       0
DELL INC                      COM              24702R101   60951     2134900 SH        SOLE                   2134900     0       0
DISCOVERY HOLDING CO          CL A COM         25468Y107  143779     6254000 SH        SOLE                   6254000     0       0
ELONG INC                     SPONSORED ADR    290138205    5547      547553 SH        SOLE                    547553     0       0
ENCORE WIRE CORP              COM              292562105   12478      423860 SH        SOLE                    423860     0       0
EVERGREEN ENERGY INC          COM              30024B104   16130     2675000 SH        SOLE                   2675000     0       0
FEDEX CORP                    COM              31428X106    2774       25000 SH        SOLE                     25000     0       0
FEDEX CORP                    CALL             31428X906  172558     1555000 SH  CALL  SOLE                   1555000     0       0
FIRST MARBLEHEAD CORP         COM              320771108    8114      210000 SH        SOLE                    210000     0       0
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS   344419106   39918     1015200 SH        SOLE                   1015200     0       0
FORCE PROTECTION INC          COM NEW          345203202    7740      375000 SH        SOLE                    375000     0       0
GAFISA S A                    SPONS ADR        362607301    7176      230000 SH        SOLE                    230000     0       0
GLOBAL CROSSING LTD           SHS NEW          G3921A175   22993     1217837 SH        SOLE                   1217837     0       0
GOLD RESV INC                 CL A             38068N108   12254     2200000 SH        SOLE                   2200000     0       0
GRACE W R & CO DEL NEW        COM              38388F108   12245      500000 SH        SOLE                    500000     0       0
GREENLIGHT CAPITAL RE LTD     CLASS A          G4095J109    4506      200000 SH        SOLE                    200000     0       0
GPO AEROPORTUARIO DEL PAC SA  SPON ADR B       400506101  114634     2324300 SH        SOLE                   2324300     0       0
GRUPO TELEVISA SA DE CV       SP ADR REP ORD   40049J206  102157     3700000 SH        SOLE                   3700000     0       0
ISHARES TR                    DJ US REAL EST   464287739   54194      700000 SH  PUT   SOLE                    700000     0       0
ISHARES TR                    RUSSELL 2000     464287655   14933      180000 SH  PUT   SOLE                    180000     0       0
LEVEL 3 COMMUNICATIONS INC    COM              52729N100  220670    37721340 SH        SOLE                  37721340     0       0
MACYS INC                     COM              55616P104  114964     2890000 SH        SOLE                   2890000     0       0
MARTIN MARIETTA MATLS INC     COM              573284106  178902     1104200 SH        SOLE                   1104200     0       0
MASTERCARD INC                CL A             57636Q104  103669      625000 SH        SOLE                    625000     0       0
MICROSOFT CORP                COM              594918104   44706     1517000 SH        SOLE                   1517000     0       0
MICROSOFT CORP                CALL             594918904  181536     6160000 SH  CALL  SOLE                   6160000     0       0
NOVASTAR FINL INC             COM              669947400    1505      215600 SH        SOLE                    215600     0       0
PACKAGING CORP AMER           COM              695156109   34470     1361900 SH        SOLE                   1361900     0       0
PIER 1 IMPORTS INC            COM              720279108   16980     2000000 SH        SOLE                   2000000     0       0
POLYMEDICA CORP               COM              731738100   13701      335400 SH        SOLE                    335400     0       0
SCHWAB CHARLES CORP NEW       COM              808513105  146410     7135000 SH        SOLE                   7135000     0       0
SMURFIT-STONE CONTAINER CORP  COM              832727101   48229     3623500 SH        SOLE                   3623500     0       0
STARBUCKS CORP                COM              855244109   52480     2000000 SH        SOLE                   2000000     0       0
TEEKAY CORPORATION            COM              Y8564W103   45749      790000 SH        SOLE                    790000     0       0
THERMO FISHER SCIENTIFIC INC  COM              883556102  109646     2120000 SH        SOLE                   2120000     0       0
TRAVELZOO INC                 COM              89421Q106    5128      192850 SH        SOLE                    192850     0       0
URBAN OUTFITTERS INC          COM              917047102   39169     1630000 SH        SOLE                   1630000     0       0
VULCAN MATLS CO               COM              929160109   85332      745000 SH        SOLE                    745000     0       0
WASHINGTON MUT INC            PUT              939322953   32961      773000 SH  PUT   SOLE                    773000     0       0
WEBMD HEALTH CORP             CL A             94770V102   17651      375000 SH        SOLE                    375000     0       0

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